Secured Investor Certificates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Maturity Schedule Secired Investor Certificates

July 1, 2016 through June 30, 2017	$ 4,149,000
July 1, 2017 through December 31, 2017	884,000
2018	4,116,000
2019	2,333,000
2020	4,058,000
Thereafter	13,551,000

Totals	$29,091,000

2016	$ 3,120,000
2017	2,803,000
2018	4,116,000
2019	2,333,000
2020	4,058,000
Thereafter	11,816,000

Totals	$28,246,000